Taxation - Value added tax (Details)	Dec. 31, 2022	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Taxation
VAT rate for primary agricultural products	9		16	16	16
VAT rate for goods sold	13	13